Consolidated statement of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net profit (loss)	$ 348,054	$ 43,844	$ (607,062)
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods - Remeasurement of actuarial gain (loss), net of amortization
Remeasurement of actuarial gain (loss), net of amortization	7,225	5,412	(15,454)
Total comprehensive income (loss) for the year	$ 355,279	$ 49,256	$ (622,516)